Accounting policies (Details) - Schedule of estimated useful lives for current and comparative periods	12 Months Ended
Dec. 31, 2022
Accounting policies (Details) - Schedule of estimated useful lives for current and comparative periods [Line Items]
Useful life in years	7 years
Software [Member]
Accounting policies (Details) - Schedule of estimated useful lives for current and comparative periods [Line Items]
Useful life in years	3 years
ChargeBox (CBX) [Member]
Accounting policies (Details) - Schedule of estimated useful lives for current and comparative periods [Line Items]
Useful life in years	7 years